Available-for-sale securities (Narrative) (Details)			1 Months Ended		12 Months Ended
	May. 25, 2015 USD ($)	May. 25, 2015 CNY (¥)	Nov. 30, 2014 USD ($)	Nov. 30, 2014 CNY (¥)	Dec. 31, 2015 USD ($) Item	Dec. 31, 2015 CNY (¥) Item	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Investment [Line Items]
Cash paid for debt investment					$ 4,391,000	¥ 28,442,000	¥ 19,852,000
Amount of fair value change of available-for-sale securities					5,515,000	¥ 35,722,000
WeCasting Inc. [Member]
Investment [Line Items]
Equity interest held			10.00%	10.00%
Years from date of investment, after which shares are redeemable in absence of IPO							6 years
Valuation amount | $					$ 100,000,000
Number of available-for-sale debt securities | Item					2	2
Amount of fair value change of available-for-sale securities | ¥						¥ 35,722,000	¥ 0
WeCasting Inc. [Member] | Convertible notes [Member]
Investment [Line Items]
Cash paid for debt investment	$ 2,000,000	¥ 12,956,000
Interest rate (as a percent)	8.00%	8.00%
Consummated period from purchase of Notes	12 months	12 months
WeCasting Inc. [Member] | Convertible notes [Member] | Minimum [Member]
Investment [Line Items]
Conversion price percentage	80.00%	80.00%
WeCasting Inc. [Member] | Convertible notes [Member] | Maximum [Member]
Investment [Line Items]
Conversion price percentage	95.00%	95.00%
WeCasting Inc. [Member] | Series B convertible redeemable preferred shares [Member]
Investment [Line Items]
Cash paid for debt investment			$ 3,244,000	¥ 19,852,000
Joyo Dream Holdings Limited [Member]
Investment [Line Items]
Equity interest held					6.30%
Shenzhen Chuangxinwei Technology Co., Ltd [Member]
Investment [Line Items]
Equity interest held					10.00%
Shengxia Ledong Beijing Technology Co., Ltd. [Member]
Investment [Line Items]
Equity interest held					12.40%